UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           5/3/07
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        62
                                               -------------

Form 13F Information Table Value Total:        $775,465
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                            FORM 13F INFORMATION TABLE


                COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
                                         TITLE                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
             NAME OF ISSUER            OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS      SOLE  SHARED NONE
----------------------------------     --------     -----    --------  -------  -------------------  --------      ----  ------ ----
ADA-ES INC                             COM        005208103      413     30,000             SOLE                  30,000    0     0
ADOBE SYS  INC                         COM        00724F101   16,680    400,000             SOLE                 400,000    0     0
AETNA INC NEW                          COM        00817Y108   21,895    500,000             SOLE                 500,000    0     0
ALTRIA GROUP INC                       COM        02209S111   52,712    800,000             SOLE                 800,000    0     0
ANDERSONS INC                          COM        034164103      666     15,000             SOLE                  15,000    0     0
APPLE INC                              COM        037833100   20,905    225,000             SOLE                 225,000    0     0
APPLERA                                COM        038020103    8,871    300,000             SOLE                 300,000    0     0
ARCHER DANIELS MIDLAND CO              COM        039483102    1,101     30,000             SOLE                  30,000    0     0
AVENTINE RENEWABLE ENERGY              COM        05356X403      638     35,000             SOLE                  35,000    0     0
AXT INC                                COM        00246W103      424     88,500             SOLE                  88,500    0     0
BLACKBOARD INC                         COM        091935502    6,726    200,000             SOLE                 200,000    0     0
BRAZIL ETHANOL INC UNITS $5.00 3/16/1  COM        10575X200   10,000  1,250,000             SOLE               1,250,000    0     0
CAMERON INTERNATIONAL CORP             COM        13342B105   17,267    275,000             SOLE                 275,000    0     0
CECO ENVIRONMENTAL CORP                COM        125141101      724     58,000             SOLE                  58,000    0     0
CIENA CORP                             COM        171779309   13,975    500,000             SOLE                 500,000    0     0
CISCO SYS INC                          COM        17275R102   51,060  2,000,000             SOLE               2,000,000    0     0
COVANTA HOLDING CORP                   COM        22282E102   17,957    809,600             SOLE                 809,600    0     0
CYPRESS SEMICONDUCTOR CORP             COM        232806109    2,140    115,350             SOLE                 115,350    0     0
DARLING INTL INC                       COM        237266101      650    100,000             SOLE                 100,000    0     0
DEVON ENERGY CORP NEW                  COM        25179M103   17,305    250,000             SOLE                 250,000    0     0
DURECT CORP                            COM        266605104    4,160  1,000,000             SOLE               1,000,000    0     0
DYADIC INTL INC DEL                    COM        26745T101      395     62,500             SOLE                  62,500    0     0
EBAY INC                               COM        278642103   13,260    400,000             SOLE                 400,000    0     0
EMCORE CORP                            COM        290846104    1,563    312,500             SOLE                 312,500    0     0
ENERGY METALS CORP                     COM        29271B106      597     50,000             SOLE                  50,000    0     0
EVERGREEN SOLAR INC                    COM        30033R108    1,584    162,500             SOLE                 162,500    0     0
EXPRESS SCRIPTS INC                    COM        302182100   16,144    200,000             SOLE                 200,000    0     0
F5 NETWORKS INC                        COM        315616102   18,337    275,000             SOLE                 275,000    0     0
FINISAR CORP                           COM        31787A101   23,275  6,650,000             SOLE               6,650,000    0     0
FIRST SOLAR INC                        COM        336433107   20,050    385,500             SOLE                 385,500    0     0
FORCE PROTECTION INC                   COM        345203202    6,875    500,000             SOLE                 500,000    0     0
FUEL SYS SOLUTIONS INC                 COM        35952W103    1,445     78,025             SOLE                  78,025    0     0
HYDROGEN CORP                          COM        44887Q108    4,311    900,000             SOLE                 900,000    0     0
ICICI BK LTD                           ADR        45104G104   20,213    550,000             SOLE                 550,000    0     0
INVERNESS MED INNOVATIONS INC          COM        46126P106   13,791    315,000             SOLE                 315,000    0     0
ISIS PHARMACEUTICALS INC               COM        464330109    4,867    525,000             SOLE                 525,000    0     0
JA SOLAR HOLDINGS CO LTD               COM        466090107   19,953  1,103,000             SOLE               1,103,000    0     0
                                       *W EXP
JAZZ TECHNOLOGIES INC                  3/15/2011  47214E110      770  1,000,000             SOLE               1,000,000    0     0
LIFECELL CORP                          COM        531927101    6,617    265,000             SOLE                 265,000    0     0
LIGAND PHARMACEUTICALS INC             CL B       53220K207    8,568    850,000             SOLE                 850,000    0     0
MEMC ELECT MATLS INC                   COM        552715104   39,831    657,500             SOLE                 657,500    0     0
MONOGRAM BIOSCIENCES INC               COM        60975U108    7,760  4,000,000             SOLE               4,000,000    0     0
NETLOGIC  MICROSYSTEMS INC             COM        64118B100   16,638    625,000             SOLE                 625,000    0     0
NOBLE CORPORATION                      SHS        G65422100   11,802    150,000             SOLE                 150,000    0     0
ORIGIN AGRITECH LIMITED                SHS        G67828106    6,631    745,000             SOLE                 745,000    0     0
ORMAT TECHNOLOGIES INC                 COM        686688102    1,884     44,900             SOLE                  44,900    0     0
PACIFIC ETHANOL INC                    COM        69423U107      937     55,000             SOLE                  55,000    0     0
PROSHARES TR                           COM        74347R875    2,686     50,000             SOLE                  50,000    0     0
QUALCOMM INC                           COM        747525103   42,660  1,000,000             SOLE               1,000,000    0     0
SALARY COM INC                         COM        794006106    3,478    312,500             SOLE                 312,500    0     0
SILICON LABORATORIES INC               COM        826919102    7,480    250,000             SOLE                 250,000    0     0
SUN MICROSYSTEMS INC                   COM        866810104   10,217  1,700,000             SOLE               1,700,000    0     0
SUNOPTA INC                            COM        8676EP108    1,071     90,000             SOLE                  90,000    0     0
TEXAS ROADHOUSE INC                    CL A       882681109    6,056    425,000             SOLE                 425,000    0     0
THERMO FISHER SCIENTIFIC INC           COM        883556102   42,075    900,000             SOLE                 900,000    0     0
TRONOX INC                             CL A       897051108   41,045  2,850,350             SOLE               2,850,350    0     0
VAXGEN INC                             COM        922390208    3,633  1,985,000             SOLE               1,985,000    0     0
VERASUN ENERGY CORP                    COM        92336G106    1,987    100,000             SOLE                 100,000    0     0
VERASUN ENERGY CORP                    CALL       92336G106      994     50,000             SOLE                     500    0     0
W.R. GRACE & CO                        COM        38388F108   52,840  2,000,000             SOLE               2,000,000    0     0
WYETH                                  COM        983024100   22,514    450,000             SOLE                 450,000    0     0
YUCHENG TECHNOLOGIES LTD               COM        G98777108    3,362    400,200             SOLE                 400,200    0     0
ZENIMAX MEDIA INC A CVT PFD            COM        777222118        0  1,372,624             SOLE               1,372,624    0     0
